Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill [Abstract]
Changes in goodwill, net of purchase accounting adjustments
Changes in goodwill during the years ended December 31, 2014 and 2013 are summarized as follows (in millions):

	IFS	GFS	Total
Balance, December 31, 2012	$6,596.0	$1,785.5	$8,381.5
Goodwill acquired during 2013	115.7	2.8	118.5
Purchase price and foreign currency adjustments	(0.1)	0.1	—
Balance, December 31, 2013	6,711.6	1,788.4	8,500.0
Goodwill acquired during 2014	74.2	329.8	404.0
Purchase price and foreign currency adjustments	—	(26.4)	(26.4)
Balance, December 31, 2014	$6,785.8	$2,091.8	$8,877.6